MEMORANDUM OF CHANGES

                      VAN KAMPEN UNITS TRUSTS, SERIES 1072


         The Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1072 on January 27, 2011. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

         Front Cover Page. The date of the Prospectus has been inserted and the preliminary prospectus disclosure has been removed.

         Economic Expansion Portfolio - Principal Investment Strategy. The third sentence of the first paragraph in this section has been revised to include the full name of the Sponsor, Van Kampen Funds Inc. In the fourth paragraph of this section, the percentage of funds in the Portfolio that are classified as "non-diversified" under the 1940 Act has been provided.

         The "Fee Table," "Example," and "Essential Information" sections have been completed. The line item "Maximum sales charge on reinvested dividends" in the "Fee Table" has been deleted. Furthermore, the footnote disclosure designated by an asterisk that previously followed the "Essential Information" table has been moved to follow the "Fee Table".

         The "Portfolio" page and notes thereto have been finalized.

         The "Report of Independent Registered Public Accounting Firm" page has been completed.

         The "Statement of Condition" page has been finalized.

         The "Risk Factors" sections found in both the Prospectus and the Information Supplement have each been revised to include a "Senior Loans" subsection with disclosure regarding the risks of investing in funds which invest in senior loans.

         The "Reducing Your Sales Charge" and "Unit Distribution" subsections found under the "Public Offering" section have each been revised to describe the adjustments made to the applicable breakpoint levels for purchase orders stated in dollars amounts.

         The "Fee Accounts" and "Rights of Unitholders--Reinvestment Option" sections have been revised to provide disclosure explaining the meaning and purpose of the various "CUSIP Numbers" which appear in the "Essential Information" section.

         The final paragraph of the "Rights of Unitholders--Redemption of Units" section has been changed to use the phrase "SEC", previously defined in the "Senior Loans" subsection that has been added to the "Risk Factors"
         section in the Prospectus.

         The "Portfolio Administration--Sponsor" section in the Prospectus and the "Sponsor Information" section in the Information Supplement have each been updated to reflect updated information regarding the Sponsor.

         The "Taxation" sections found in both the Prospectus and the Information Supplement have each been revised to include updated tax disclosure.

         Back Cover Page. The date of the Prospectus has been inserted and the table of contents has been updated.

         Information Supplement.  The table of contents has been updated.